Note 20 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income tax benefit, statutory rates					$ (377)	$ (4,261)
State taxes on income, net of federal benefit					155	(625)
Net operating loss expirations					147,967	5,875
Intangibles					0	613
Research and development tax credit					(430)	490
Foreign rate differential					(254)	37
Stock compensation					24	464
Employee related and other					508	(575)
Nondeductible debt					429	0
Change in fair value of warrant liability					(2,201)	0
Change in state tax rates					0	23,993
Income tax expense / (benefit), statutory rates					145,821	26,011
Valuation allowance					(145,827)	(26,011)
Income tax benefit, net	$ (0)	$ 197	$ (0)	$ 311	$ (6)	$ (0)